TAXES ON INCOME (Schedule Of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (5,430)	$ (24,192)	$ (2,171)
Foreign	1,611	10,697	2,952
Loss before taxes	$ (3,819)	$ (13,495)	$ 781